Accumulated Other Comprehensive Income - Components and Activity in Accumulated Other Comprehensive Loss (Net of Deferred Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	$ 85,264	$ 60,329		$ 74,889
Current period change	28,972	20,525		(19,167)
Tax benefit (expense)	2,009	4,410		4,607
Accumulated other comprehensive income - Total - Ending Balance	116,245	85,264		60,329
Foreign Currency Translation Adjustments
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	85,117	56,245		69,605
Current period change	29,539	26,846	[1]	(17,269)
Tax benefit (expense)	1,809	2,026		3,909
Accumulated other comprehensive income - Total - Ending Balance	116,465	85,117		56,245
Net Prior Service Benefit
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	989	5,060		6,422
Current period change	(781)	(6,533)	[2]	(2,156)
Tax benefit (expense)	279	2,462		794
Accumulated other comprehensive income - Total - Ending Balance	487	989		5,060
Unrealized Gain (Loss) on Marketable Securities
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	(6)	(3)		(3)
Current period change	(3)	(5)		1
Tax benefit (expense)	1	2		(1)
Accumulated other comprehensive income - Total - Ending Balance	(8)	(6)		(3)
Other
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accumulated other comprehensive income - Total - Beginning Balance	(836)	(973)		(1,135)
Current period change	217	217		257
Tax benefit (expense)	(80)	(80)		(95)
Accumulated other comprehensive income - Total - Ending Balance	$ (699)	$ (836)		$ (973)

[1]	Current period change for the year ended December 31, 2012 includes $12.3 million related to a non-cash write-off of foreign currency translation adjustments from Accumulated other comprehensive income in connection with our exit of the phosphorus flame retardants business (see Note 19) in accordance with current accounting guidance.
[2]	Current period change for the year ended December 31, 2012 includes $6.5 million related to a supplemental executive retirement plan settlement in connection with the retirement of our former CEO and executive chairman, and ($4.5) million related to various amendments to certain of our U.S. pension and defined contribution plans that were approved by our Board of Directors in the fourth quarter of 2012.